Income taxes - Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Expected income tax (recovery) expense at Canadian statutory rate	$ 40,622	$ (84,596)	$ 5,746	$ (11,903)
Increase (decrease) resulting from:
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(2,702)	(5,560)	(3,863)	(16,718)
Adjustments from investments carried at fair value	(24,817)	40,357	(4,734)	11,092
Change in valuation allowance	(10,058)	676	(13,846)	(791)
Non-controlling interests share of income	10,468	2,201	16,470	12,393
Tax credits	(17,160)	(8,095)	(20,463)	(20,505)
Amortization and settlement of excess deferred income tax	(1,794)	(2,456)	(3,305)	(6,207)
Foreign exchange difference and other	213	1,515	7,464	1,382
Income tax recovery	$ (5,228)	$ (55,958)	$ (16,531)	$ (31,257)